Exhibit 1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of CONE Trust 2024-DFW1, Commercial Mortgage Pass-Through Certificates, Series 2024-DFW1. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Barclays Capital Inc., BMO Capital Markets Corp., Bank of Montreal, BMO Commercial Mortgage Securities LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Goldman Sachs Mortgage Company, Goldman Sachs & Co. LLC, Santander US Capital Markets LLC, Société Générale Financial Corporation, SG Americas Securities, LLC, TD Securities (USA) LLC, SMBC Nikko Securities America, Inc., Citi Real Estate Funding Inc. and Citigroup Global Markets Inc. (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 1, 2024, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From May 14, 2024 through July 1, 2024, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

Member of Deloitte Touche Tohmatsu Limited

2

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 1, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note A-1 and draft deed of trust, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft cash management agreement and draft deposit account control agreement (collectively, the “Cash Management Agreement”);

Proforma title policy (the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Draft property condition report (the “Engineering Report”);

Draft phase I environmental report (the “Phase I Report”);

Underwritten rent roll (the “Underwritten Rent Roll”);

Bloomberg Financial Markets on-line data retrieval service (the “Bloomberg”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan / Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Appraisal Report
14	Raised Floor SF	Appraisal Report
15	Total Capacity (kW)	Underwritten Rent Roll
16	Leased Capacity (kW)	Underwritten Rent Roll
17	Leased % (kW)	Underwritten Rent Roll
18	Occupancy (kW) As of Date	Underwritten Financial Summary Report
19	% of Total UW Base Rent from Investment Grade Tenants	Bloomberg
20	Mortgage Loan Original Balance	Loan Agreement
21	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
22	Mortgage Loan Cut-off Balance Per SF	Refer to calculation procedures
23	Mortgage Loan Cut-off Balance per Total Capacity (kW)	Refer to calculation procedures
24	Mezzanine Loan Original Balance	Loan Agreement
25	Mezzanine Loan Cut-off Date Balance	Not Applicable
26	Subordinate Loan Original Balance	Loan Agreement
27	Subordinate Loan Cut-off Date Balance	Not Applicable
28	Total Debt Original Balance	Refer to calculation procedures
29	Total Debt Cut-off Date Balance	Refer to calculation procedures
30	Total Debt Per SF	Refer to calculation procedures
31	Total Debt Per Total Capacity	Refer to calculation procedures
32	Loan Purpose	None - Company Provided
33	Sponsor	Loan Agreement
34	Carve-Out Guarantor(s)	Guaranty
35	Borrower	Loan Agreement
36	Title Type	Title Policy
37	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
38	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures

	Characteristic	Source Document
39	Mortgage Loan Annual IO Debt Service At Cap	Not Applicable
40	Mezzanine Loan Monthly IO Payment	Not Applicable
41	Mezzanine Loan Annual IO Debt Service	Not Applicable
42	Mezzanine Loan Annual IO Debt Service At Cap	Not Applicable
43	Subordinate Loan Monthly IO Payment	Not Applicable
44	Subordinate Loan Annual IO Debt Service	Not Applicable
45	Subordinate Loan Annual IO Debt Service At Cap	Not Applicable
46	Total Debt Monthly IO Payment	Refer to calculation procedures
47	Total Debt Annual IO Debt Service	Refer to calculation procedures
48	Total Debt Annual IO Debt Service at Cap	None - Company Provided
49	Monthly P&I Payment	Not Applicable
50	Annual P&I Debt Service	Not Applicable
51	Interest Accrual Method	Loan Agreement
52	Payment Date	Loan Agreement
53	Interest Accrual Start	Loan Agreement
54	Interest Accrual End	Loan Agreement
55	Mortgage Loan SOFR Assumption	None - Company Provided
56	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
57	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
58	Mortgage Loan Spread	None - Company Provided
59	Mortgage Loan SOFR Floor	Loan Agreement
60	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
61	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
62	Mortgage Loan SOFR Cap Provider	None - Company Provided
63	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
64	Grace Period (Late Fee)	Loan Agreement
65	Grace Period (Default)	Loan Agreement
66	IO Term (mos)	Loan Agreement
67	Original Amortization Term	Loan Agreement
68	Amortization Type	Loan Agreement
69	Origination Date	None - Company Provided
70	First Payment Date	None - Company Provided
71	Mortgage Loan Interest Rate	Refer to calculation procedures
72	Administrative Fee Rate	None - Company Provided
73	Net Interest Rate	Refer to calculation procedures
74	Mortgage Loan Interest Rate At Cap	None - Company Provided
75	Original Loan Term (mos)	Loan Agreement
76	Remaining Loan Term (mos)	Refer to calculation procedures
77	Seasoning	Refer to calculation procedures

	Characteristic	Source Document
78	Maturity Date	Loan Agreement
79	Extension Options	Loan Agreement
80	Extension Option Description	Loan Agreement
81	Fully Extended Maturity Date	Refer to calculation procedures
82	Mortgage Loan Balloon Balance	Refer to calculation procedures
83	Mezzanine Loan Balloon Balance	Not Applicable
84	Subordinate Loan Balloon Balance	Not Applicable
85	Total Debt Balloon Balance	Refer to calculation procedures
86	Defeasance Lockout Expiration Date	Loan Agreement
87	Open Period Begin Date	Loan Agreement
88	Prepay Description	Loan Agreement
89	Partial Release (Y/N)	Loan Agreement
90	Partial Release Description	Not Applicable
91	Appraisal Date	Appraisal Report
92	Appraisal Value	Appraisal Report
93	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
94	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
95	Cut-off Date Total Debt LTV	Refer to calculation procedures
96	Maturity Date Total Debt LTV	Refer to calculation procedures
97	Fifth Most Recent NOI Date	Underwritten Financial Summary Report
98	Fifth Most Recent NOI	Underwritten Financial Summary Report
99	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
100	Fourth Most Recent NOI	Underwritten Financial Summary Report
101	Third Most Recent NOI Date	Underwritten Financial Summary Report
102	Third Most Recent NOI	Underwritten Financial Summary Report
103	Second Most Recent NOI Date	Underwritten Financial Summary Report
104	Second Most Recent NOI	Underwritten Financial Summary Report
105	Most Recent NOI Date	Underwritten Financial Summary Report
106	Most Recent Revenue	Underwritten Financial Summary Report
107	Most Recent Expenses	Underwritten Financial Summary Report
108	Most Recent NOI	Underwritten Financial Summary Report
109	Most Recent NCF	Underwritten Financial Summary Report
110	Underwritten Effective Gross Income	Underwritten Financial Summary Report
111	Underwritten Expenses	Underwritten Financial Summary Report
112	Underwritten NOI	Underwritten Financial Summary Report
113	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
114	Underwritten Mortgage Loan IO NOI DSCR At Cap	None - Company Provided
115	Underwritten Total Debt IO NOI DSCR	Refer to calculation procedures
116	Underwritten Total Debt IO NOI DSCR At Cap	None - Company Provided

	Characteristic	Source Document
117	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
118	Underwritten Total Debt NOI Debt Yield	Refer to calculation procedures
119	Underwritten Replacement Reserve	Underwritten Financial Summary Report
120	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
121	Underwritten NCF	Underwritten Financial Summary Report
122	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
123	Underwritten Mortgage Loan IO NCF DSCR At Cap	None - Company Provided
124	Underwritten Total Debt IO NCF DSCR	Refer to calculation procedures
125	Underwritten Total Debt IO NCF DSCR At Cap	None - Company Provided
126	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
127	Underwritten Total Debt NCF Debt Yield	Refer to calculation procedures
128	Major Tenant 1	Underwritten Rent Roll
129	Major Tenant 1 kW	Underwritten Rent Roll
130	Major Tenant 1 Expiration	Underwritten Rent Roll
131	Major Tenant 2	Underwritten Rent Roll
132	Major Tenant 2 kW	Underwritten Rent Roll
133	Major Tenant 2 Expiration	Underwritten Rent Roll
134	Major Tenant 3	Underwritten Rent Roll
135	Major Tenant 3 kW	Underwritten Rent Roll
136	Major Tenant 3 Expiration	Underwritten Rent Roll
137	Major Tenant 4	Underwritten Rent Roll
138	Major Tenant 4 kW	Underwritten Rent Roll
139	Major Tenant 4 Expiration	Underwritten Rent Roll
140	Major Tenant 5	Underwritten Rent Roll
141	Major Tenant 5 kW	Underwritten Rent Roll
142	Major Tenant 5 Expiration	Underwritten Rent Roll
143	Lockbox	Loan Agreement, Cash Management Agreement
144	Cash Management	Loan Agreement, Cash Management Agreement
145	Cash Management Springing Condition	Loan Agreement, Cash Management Agreement
146	Engineering Report Date	Engineering Report
147	Environmental Phase I Report Date	Phase I Report
148	Environmental Phase II Report Date	Not Applicable
149	Seismic Report Date	Not Applicable
150	PML %	Not Applicable
151	Terrorism Insurance	None - Company Provided
152	Windstorm Insurance	None - Company Provided
153	Earthquake Insurance	None - Company Provided

	Characteristic	Source Document
154	Flood Insurance	None - Company Provided
155	Ground Lease Expiration Date	Not Applicable
156	Ground Lessor	Not Applicable
157	Partial Defeasance	Loan Agreement
158	Partial Defeasance Description	Not Applicable
159	Future Debt Permitted (Y/N)	Loan Agreement
160	Future Debt Description	Loan Agreement
161	Mezzanine Lender	Not Applicable
162	Mezzanine Loan Interest Accrual Method	Not Applicable
163	Mezzanine Loan Interest Rate	Not Applicable
164	Mezzanine Loan Interest Rate at Cap	Not Applicable
165	Mezzanine Loan Origination Date	Not Applicable
166	Mezzanine Loan SOFR Assumption	Not Applicable
167	Mezzanine Loan SOFR Rounding Methodology	Not Applicable
168	Mezzanine Loan Interest Rate Adjustment Frequency	Not Applicable
169	Mezzanine Loan Spread	Not Applicable
170	Mezzanine Loan SOFR Floor	Not Applicable
171	Mezzanine Loan SOFR Cap Strike Rate	Not Applicable
172	Mezzanine Loan SOFR Cap Expiration Date	Not Applicable
173	Mezzanine Loan SOFR Cap Provider	Not Applicable
174	Mezzanine Loan SOFR Cap Provider Rating (F/M/S)	Not Applicable
175	Subordinate Lender	Not Applicable
176	Subordinate Loan Interest Accrual Method	Not Applicable
177	Subordinate Loan Interest Rate	Not Applicable
178	Subordinate Loan Interest Rate at Cap	Not Applicable
179	Subordinate Loan Origination Date	Not Applicable
180	Subordinate Loan SOFR Assumption	Not Applicable
181	Subordinate Loan SOFR Rounding Methodology	Not Applicable
182	Subordinate Loan Interest Rate Adjustment Frequency	Not Applicable
183	Subordinate Loan Spread	Not Applicable
184	Subordinate Loan SOFR Floor	Not Applicable
185	Subordinate Loan SOFR Cap Strike Rate	Not Applicable
186	Subordinate Loan SOFR Cap Expiration Date	Not Applicable
187	Subordinate Loan SOFR Cap Provider	Not Applicable
188	Subordinate Loan SOFR Cap Provider Rating (F/M/S)	Not Applicable
189	Total Debt Spread	Refer to calculation procedures
190	Total Debt Interest Rate	Refer to calculation procedures

	Characteristic	Source Document
191	Total Debt Interest Rate at Cap	None - Company Provided
192	Non-Consolidation Opinion	None - Company Provided
193	Independent Director	Loan Agreement
194	SPE	Loan Agreement
195	Real Estate Tax Escrow - Initial	Loan Agreement
196	Real Estate Tax Escrow - Ongoing	Loan Agreement
197	Real Estate Tax Escrow - Springing Condition	Loan Agreement
198	Insurance Escrow - Initial	Loan Agreement
199	Insurance Escrow - Ongoing	Loan Agreement
200	Insurance Escrow - Springing Condition	Loan Agreement
201	Replacement Reserve Escrow - Initial	Loan Agreement
202	Replacement Reserve Escrow - Ongoing	Loan Agreement
203	Replacement Reserve Escrow - Springing Condition	Loan Agreement
204	Immediate Repairs Escrow - Initial	Loan Agreement
205	Immediate Repairs Escrow – Ongoing	Loan Agreement
206	Rollover Escrow – Initial	Loan Agreement
207	Rollover Escrow – Ongoing	Loan Agreement
208	Rollover Escrow - Springing Condition	Loan Agreement
209	Other Escrow Required	None - Company Provided
210	Other Escrow 1 – Description	None - Company Provided
211	Other Escrow 1 – Initial	None - Company Provided
212	Other Escrow 1 – Ongoing	None - Company Provided
213	Other Escrow 1 – Springing Condition	None - Company Provided
214	Other Escrow 2 - Description	None - Company Provided
215	Other Escrow 2 -Initial	None - Company Provided
216	Other Escrow 2 - Ongoing	None - Company Provided
217	Other Escrow 2 - Springing Condition	None - Company Provided

Calculation Procedures

With respect to Characteristic 21, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 22, we recomputed the Mortgage Loan Cut-off Balance Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 23, we recomputed the Mortgage Loan Cut-off Balance per Total Capacity (kW) by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 28, we recomputed the Total Debt Original Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 29, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 30, we recomputed the Total Debt Per SF by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 31, we recomputed the Total Debt Per Total Capacity by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 37, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 38, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 46, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 47, we recomputed the Total Debt Annual IO Debt Service as the product of (a) the Total Debt Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 71, we recomputed the Mortgage Loan Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 73, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 76, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 77, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of July 1, 2024 (the “Cut-off Date”).

With respect to Characteristic 81, we recomputed the Fully Extended Maturity Date by adding the aggregate number of payment dates as set forth in the Extension Options.

With respect to Characteristic 82, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 85, we recomputed the Total Debt Balloon Balance as being equal to the Mortgage Loan Balloon Balance.

With respect to Characteristic 93, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 94, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 95, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 96, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 113, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 115, we recomputed the Underwritten Total Debt IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 117, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 118, we recomputed the Underwritten Total Debt NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 122, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 124, we recomputed the Underwritten Total Debt IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 126, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 127, we recomputed the Underwritten Total Debt NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 189, we recomputed the Total Debt Spread as being equal to the Mortgage Loan Spread.

With respect to Characteristic 190, we recomputed the Total Debt Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Total Debt Spread.